Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,682,486,457.90
Previously Paid Amount	0.00
Total Fee Amount	6,381,588.68
Total Offset Amount	0.00
Net Fee	$ 6,381,588.68